SHARE-BASED COMPENSATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	¥ 163,153	¥ 218,730	¥ 207,943
Incentive Compensation Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	61,605,996
Options expire term	10 years
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	45,765,386
Options expire term	10 years
Increase in authorized share capital per annum	1.00%
2015 Plan and 2020 Plan | Employee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	4 years
Share option | Employee options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	¥ 18,198	¥ 30,928	¥ 52,569